Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 26,861	$ 8,337	$ 21,632	$ 56,791	$ 60,980
Restricted cash	6,414	105,454	116,325	112,369	2,065
Short term investments	0	30,796	32,406	32,406	150,150
Rental deposits			18		156
Accounts receivable	6,058	5,894	5,783	5,321	3,965
Real estate properties under development, net				167,869	121,693
Real estate properties held for sales type lease and held for sale	52,552	59,149	128,929		31,558
Prepaid expenses and other receivables	14,492	18,733	14,088	10,886	7,141
Total current assets	106,377	228,363	319,181	385,642	377,708
Rental deposits		87	88	290	287
Real estate properties under development, net	191,549	180,514	174,692	184,603	190,492
Property, plant and equipment, net	16,256	20,447	21,718	25,475	26,568
Real estate properties held for lease, net	135,428	143,692	151,598	170,422	92,207
Right of use assets			37	92	9,695
Deferred income tax assets	2,114	1,038	369	28	4,154
Other assets	1,885	2,366	2,406	2,625	99
Total assets	453,609	576,507	670,089	769,177	701,210
Current liabilities:
Short term third party loans	7,649	6,243	0	0	0
Current portion of long term bank loans	27,860	18,157	15,762	5,224	122,883
Accounts payable	31,629	32,975	49,351	73,379	61,559
Rental deposits from customers	2,465	1,699	1,138	778	1,498
Accrued expenses and other payables	22,152	190,077	38,486	31,498	30,136
Advance from customers	16,026	5,598	6,953	7,409	69,722
Contract liabilities	7,556	1,809	54,046	59,503	0
Amount due to a shareholder			146,869	146,869	146,869
Amount due to a related company			1,801	554	161
Current portion of lease liabilities		372	361	700	1,064
Total current liabilities	115,337	256,930	314,767	325,914	433,892
Long term bank loans	106,803	128,138	148,818	179,542	0
Long term rental deposits	1,825	2,397	2,860	3,125	300
Financial lease payable	4	6	8	17	19
Other payable	23,130	29,674	28,807	30,034	0
Deferred income tax liabilities	16,342	16,877	17,443	19,314	8,927
Amount due to shareholders	17,836	16,159	19,950	0	0
Noncurrent portion of lease liabilities	0	2,182	2,598	8,506	9,244
Total liabilities	281,277	452,363	535,251	566,452	452,382
Commitments and contingencies (Note 15)
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 39,197,991, 39,347,991, 40,547,379, 58,334,115 and 60,203,214 shares as at December 31, 2020, 2021, 2022, 2023 and 2024, respectively)	602	584	405	393	392
Additional paid-in capital	320,389	314,914	272,291	266,928	265,084
Accumulated deficit	(138,421)	(167,567)	(117,119)	(64,255)	(10,822)
Accumulated other comprehensive loss	(10,238)	(23,787)	(20,739)	(341)	(5,826)
Total shareholders' equity	172,332	124,144	134,838	202,725	248,828
Total liabilities and equity	$ 453,609	$ 576,507	$ 670,089	$ 769,177	$ 701,210